Schedule of Investments
March 31, 2025 (unaudited)
Pinnacle Value Fund
Bertolet Capital Trust

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 62.43%

Apparel & Textile - 10.74%
Crown Crafts, Inc.	60,114		218,815
Culp, Inc. (2)	320,122		1,600,610
Unifi, Inc. (2)	361,240		1,737,564

			3,556,989

Banks & Thrifts - 3.65%
Hope Bancorp, Inc.	11,007		115,243
OP Bancorp	50,936		612,251
PCB Bancorp	25,757		481,913

			1,209,407

Construction & Fabrication - 8.24%
Gulf Island Fabrication, Inc. (2)	422,613		2,730,080
Tri Pointe Homes, Inc. (2)	2,000		63,840

			2,793,920

Energy - 6.28%
Bristow Group, Inc. (2)	34,064		1,075,741
Dorian LPG Ltd.	15,570		347,834
Innovex International, Inc. (2)	200		3,592
Sabine Royalty Trust	593		40,140
Seacor Marine Holdings, Inc. (2)	119,801		606,193
Seadrill Ltd. (2)	200		5,000

			2,078,500

Furniture & Fixtures - 1.21%
Ethan Allen Interiors, Inc.	5,053		139,968
Flexsteel Industries, Inc.	1,234		45,053
Hooker Furnishings Corp.	21,537		216,231

			401,253

Industrial Metals - 1.24%
Friedman Industries, Inc.	14,431		214,878
Omega Flex, Inc.	5,624		195,603

			410,480

Insurance - 2.74%
First Acceptance Corp. (2)	242,498		906,943

Power Equipment - 5.72%
AstroNova, Inc. (2)	6,183		56,822
Graham Corp. (2)	8,657		249,495
Hurco Cos., Inc. (2)	102,441		1,588,860

			1,895,176

Real Estate - 0.40%
Getty Realty Corp.	4,207		131,174

Retail - 10.19%
Ingles Markets, Inc.	17,224		1,121,799
Shoe Carnival, Inc.	27,690		608,903
The Buckle, Inc.	13,729		526,095
Weyco Group, Inc.	36,678		1,117,945

			3,374,743

Soap, Detergents, Cleaning Preparation - 0.12%
Stepan Co. (2)	723		39,794

Technology - 2.07%
Benchmark Electronics, Inc.	3,000		114,090
Coda Octopus Group, Inc. (2)	49,393		308,212
Cohu, Inc. (2)	2,918		42,924
Diodes, Inc. (2)	4,100		176,997
Optex Systems Holdings, Inc. (2)	500		2,840
Ultralife Corp. (2)	7,562		40,684

			685,747

Transportation - 9.64%
AerSale Corp. (2)	133,505		999,952
Core Molding Technologies, Inc. (2)	300		4,560
Heartland Express, Inc.	27,882		257,072
Kirby Corp. (2)	1,000		101,010
Seaboard Corp.	410		1,105,819
StealthGas, Inc. (2)	127,217		718,776
Werner Enterprises, Inc.	200		5,860

			3,193,050

Total Common Stock	(Cost $ 16,974,439)		20,677,177

Closed-End & Exchange Traded Funds - 1.83%

Barings Participation Investor (4)	4,378		77,184
Sprott Gold Miners ETF (2)(4)	6,022		255,995
Sprott Junior Gold Miners ETF (2)(4)	7,200		273,168

Total Exchange-Traded Funds	(Cost $ 305,164)		606,347

Money Market Registered Investment Companies - 36.49%

Federated Government Obligations Fund - Institutional Shares - 4.21% (3)	12,084,966		12,084,966

Total Money Market Registered Investment Companies	(Cost $ 12,084,966)		12,084,966

Total Investments - 100.75%	(Cost $ 29,364,569)		33,368,490

Liabilities in Excess of Other Assets - (0.75%)			(246,153)

Total Net Assets - 100.00%			33,122,337

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (8)
Level 1 - Quoted Prices	$33,368,490	$
Level 2 - Other Significant Observable Inputs	-		-
Level 3 - Significant Unobservable Inputs	-		-
Total	$33,368,490		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the money market rate shown represents the yield at March 31, 2025
(4) Exchange-traded fund.